IDS Life
Variable
Annuity
Fund B

Invests in a wide range of growth-oriented securities in pursuit of its goal to provide long-term capital appreciation for contract owners

1997 SEMIANNUAL REPORT

                                           Managed by IDS Life Insurance Company

IDSLife Variable Annuity Fund B

Message from the Executive Vice President

(picture of) Pam Moret

Dear Contract Owner:

As you probably know, the past six months was another strong period for the stock market and, as it turned out, this Fund. While such positive performance is, of course, quite gratifying, it's important to keep in mind that investment gains cannot be taken for granted. The upcoming months could bring a very different result.

Still, there is one solid prediction that we can make based on history. Financial markets will likely be volatile in the short term. Moreover, because the Fund emphasizes investments in stocks of rapidly growing companies, it's somewhat more affected by short-term market volatility.

Such volatility is a fact of life. But history also tells us that, in the long run, the stock market has been a solid performer. So, we urge contract owners to continue to take a long-term perspective, which the structure of this Fund provides for you. To read more about the specific gains in the Fund and strategies for the future, please see the letter from the Fund's portfolio manager.

One way to benefit from short-term market fluctuation is by making regular investments of fixed amounts of money. This systematic approach, called dollar-cost averaging, smoothes the effect of stock market volatility. If your contract allows additional payments, you can dollar-cost average. And if your contract has a fixed account, you can also set up a systematic transfer program from the fixed account to the variable account in order to dollar-cost average, subject to certain restrictions.

Here's how dollar-cost averaging works:

o You invest a fixed amount of money at regular time periods.

o Your fixed investment amount buys more accumulation units when stock market prices are low and buys fewer units when prices are high.

o Over time, if you continue to invest through volatile markets, you obtain accumulation units at a lower average cost than the general market prices.

Dollar-cost averaging doesn't ensure a profit or protect against a loss if the market declines at the time you withdraw funds, but it is an effective way for contract owners to meet long-term goals, provided they continue investing through changing market conditions.

Your financial advisor can tell you more about systematic investing and how it can help you meet your financial objectives. He or she also can help keep your investment strategies in line with your financial objectives. Ask your financial advisor about the broad range of products and services offered by American Express Financial Corporation and IDS Life designed to help you meet a variety of investment and protection needs.

Sincerely,


Pam Moret

IDS Life Variable Annuity Fund B

From Your Portfolio Manager: A Perspective

(picture of) Mitzi Malevich

A resounding rally by the stock market in May and June helped propel the Fund to a double-digit gain during the first half of the fiscal year (January through June 1997).

On June 30, 1997, the accumulation unit value of IDS Life Variable Fund B was $23.65, compared with $20.26 at the beginning of the year. The increase represented a gain of 16.73% for the six-month period. (If you purchased additional accumulation units during the period, your return would have been affected by the sales and administrative charges, as described in the Fund's prospectus.)

The period got off to a good start, as reports of low inflation and healthy corporate profits sent stocks higher during January and February. By March, though, concerns about potentially higher inflation leading to higher interest rates began to surface, ultimately sending the market down through mid-April. But, with the remarkable resilience they've shown in recent years, stocks more than made up for that downturn with a powerful rally that ran through June.

The Fund's performance roughly tracked that of the broad stock market -- gaining ground early, slumping in early spring, then rebounding strongly. As has been the case for some time, the largest area of investment for the Fund was in technology-related stocks, which comprised about 40% of assets. Although they experienced a sharp decline during the market's downturn, they enjoyed sharp gains at other times and overall made the greatest contribution to the Fund's performance. Consumer-related stocks, including those of health-care providers, constituted another substantial investment and proved to be relatively consistent, positive performers. Financial services, although a considerably smaller area of investment, also provided very good results.

Consistent with my management style, there was modest turnover of holdings during the six months. Among the stocks I have held for some time, Coca-Cola, Microsoft, Cisco Systems, Nike and HEALTHSOUTH were among the standout performers. As usual, I kept only a small amount of cash reserves during the period, preferring instead to keep the great majority of assets at work in stocks. While this strategy adds to volatility in the Fund's value, I think it benefits the Fund's performance in the long run.

I'm pleased to say that the investment environment is little changed from the start of the year. Inflation remains under control, corporate profits continue to be encouragingly high and long-term interest rates are still at comfortable levels. While it would be naive to expect perfectly smooth sailing in the months ahead, I think the fundamentals continue to work in stocks' favor. I'm currently sticking with the basic investment mix that has been successful for the Fund in recent years, and I'll update you on the results six months from now.


Mitzi Malevich

IDS Life Variable Annuity Fund B

Ten Largest Holdings                                      June 30, 1997
-----------------------------------------------------------------------------
                                          Percent of
                                            Fund's
Common Stocks                Value        Net Assets
-----------------------------------------------------------------------------
Oracle ..................  34,305,375          4.53%

Tellabs..................  33,525,000          4.42

Medtronic................  32,400,000          4.27

Cisco Systems............  29,535,000          3.90

Pfizer...................  28,680,000          3.78

Coca-Cola................  26,946,000          3.56

HEALTHSOUTH..............  26,802,825          3.54

Ericsson (LM) ADR........  23,625,000          3.12

Microsoft................  20,220,000          2.67

Compaq Computer..........  19,850,000          2.62

Caterpillar..............  19,327,500          2.55
-----------------------------------------------------------------------------
Total....................$295,216,700         38.96%
-----------------------------------------------------------------------------

IDS Life Variable Annuity Fund B

Statement of assets, liabilities and contract owners' equity                                                         June 30, 1997

Assets
===================================================================================================================================
                                                                                                                (Unaudited)
Investments in securities, at value (Note 1)
(identified cost, $368,102,586).................................................................................      $757,947,146
Receivable for investment securities sold
Cash in bank on demand deposit..................................................................................           103,415
Dividends and interest receivable...............................................................................           323,005
Receivable from IDS Life Insurance Company
for contract purchase payments..................................................................................            87,305
==================================================================================================================================
Total assets....................................................................................................      $758,460,871
==================================================================================================================================

Liabilities
==================================================================================================================================
Payable for contract terminations...............................................................................   $       573,548
Payable to IDS Life Insurance Company for:
Mortality and expense assurance fee.............................................................................            47,006
Investment management fee.......................................................................................            40,977
==================================================================================================================================
Total liabilities...............................................................................................           661,531
==================================================================================================================================

Contract owners' equity
==================================================================================================================================
Contracts in accumulation period - 31,443,238 units at $23.65 per unit (Note 5).................................       743,671,919
Contracts in payment period - 25,820 annuity units..............................................................        14,127,421
----------------------------------------------------------------------------------------------------------------------------------
Total contract owners' equity...................................................................................       757,799,340
----------------------------------------------------------------------------------------------------------------------------------
==================================================================================================================================
Total liabilities and contract owners' equity...................................................................      $758,460,871
==================================================================================================================================
See accompanying notes to financial statements.

Statement of operations                                                                             Six months ended June 30, 1997

Investment loss -- net
==================================================================================================================================
                                                                                                                     (Unaudited)
Income:
Dividends (net of foreign taxes withheld of $27)................................................................   $    1,848,474
Interest........................................................................................................          783,322
==================================================================================================================================
Total income....................................................................................................        2,631,796
==================================================================================================================================
Expenses:
Mortality and expense assurance fee (Note 2)....................................................................        3,431,512
Investment management fee (Note 3)..............................................................................        1,372,680
----------------------------------------------------------------------------------------------------------------------------------
Total expenses..................................................................................................        4,804,192
==================================================================================================================================
Investment loss-- net...........................................................................................       (2,172,396)
==================================================================================================================================

Realized and unrealized gain on investments -- net
==================================================================================================================================
Net realized gain on investments................................................................................       22,632,680
Net change in unrealized appreciation or depreciation of investments............................................       89,474,055
==================================================================================================================================
Net gain on investments.........................................................................................      112,106,735
==================================================================================================================================
Net increase in contract owners' equity from operations.........................................................     $109,934,339
==================================================================================================================================
See accompanying notes to financial statements.

Statement of changes in contract owners' equity

                                                                                           Six months ended         Year ended
Operations                                                                                   June 30, 1997         Dec. 31, 1996
==================================================================================================================================
                                                                                                                      (Unaudited)
Investment loss-- net.............................................................          $  (2,172,396)         $  (3,287,202)
Net realized gain on investments..................................................             22,632,680             34,858,038
Net change in unrealized appreciation or depreciation of investments..............             89,474,055            100,833,861
==================================================================================================================================
Net increase in contract owners' equity from operations...........................            109,934,339            132,404,697
==================================================================================================================================

Contract transactions
==================================================================================================================================
Net contract purchase payments (Note 2)...........................................              2,308,713              4,562,048
Repayment of temporary withdrawals................................................                    625                  2,466
Net transfers from (to) fixed annuities...........................................             (4,019,510)              (628,930)
Actuarial adjustment for mortality assurance on
annuities in payment period (Note 2) .............................................                     --                234,526
Contract termination payments and temporary withdrawals...........................            (23,555,710)           (74,998,671)
Annuity payments..................................................................               (776,095)            (1,610,595)
---------------------------------------------------------------------------------------------------------------------------------
Net decrease from contract transactions...........................................            (26,041,977)           (72,439,156)
==================================================================================================================================
Net increase in contract owners' equity ..........................................             83,892,362              59,965,541
==================================================================================================================================
Contract owners' equity at beginning of period....................................            673,906,978            613,941,437
==================================================================================================================================

Contract owners' equity at end of period..........................................           $757,799,340           $673,906,978

See accompanying notes to financial statements.

Notes to Financial Statements (Unaudited)

1. Organization and summary of significant accounting policies

IDS Life Variable Annuity Fund B (the Fund) is organized as a segregated asset account of IDS Life Insurance Company (IDS Life) under Minnesota law and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's assets are held for the exclusive benefit of its variable annuity contract owners and are not chargeable with any liabilities arising from the other business activities of IDS Life. The significant accounting policies followed by the Fund are summarized as follows:

Investments in securities
Securities traded on national securities exchanges are valued at the last quoted sales price on the principal exchange on which traded. Securities traded in the over-the-counter market are valued at the mean of the last quoted bid and asked price. Short-term securities that mature in 60 days or less are valued at amortized cost. Those maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Short-term securities originally purchased with maturities of more than 60 days but which currently mature in 60 days or less are valued on an amortized cost basis using the market value or approximate market value on the 61st day before maturity. Bonds and other securities are valued at fair value as determined by the Board of Managers when market quotations are not readily available. Determination of fair value involves among other things, references to market indexes, matrices and data from independent brokers.

Security transactions are accounted for on the date the securities are purchased and sold. Dividend income is recorded on the ex-dividend date.

Option contracts
In order to produce incremental earnings, protect gains and facilitate buying and selling of securities for investment purposes, the Fund may buy and sell put and call options and write covered call options on portfolio securities. The risk in writing a call option is that the Fund gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

During the six months ended June 30, 1997., the Fund did not buy or sell any put or call options or write any covered call or put options. There were no option contracts outstanding at June 30, 1997.

Futures contracts
In order to gain exposure to or protect itself from changes in the market, the Fund may buy and sell stock index futures contracts and related options. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with the changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.


During the six months ended June 30, 1997, the Fund did not buy or sell stock index futures contracts and related options. There were no stock index futures contracts outstanding at June 30, 1997.

Foreign currency translations and
foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the rate of exchange on the transaction date. It is not practicable to identify that portion of realized and unrealized gain or loss arising from changes in the exchange rates from the portion arising from changes in the market value of investments.

The Fund may also enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete the obligations of the contract.

There were no forward foreign currency exchange contracts outstanding at June 30, 1997.

Federal income taxes
IDS Life is taxed as a life insurance company. The Fund is treated as part of IDS Life for federal income tax purposes. Under current federal income tax law, no taxes are payable with respect to any income of the Fund.

2. Mortality and expense assurance fee and sales charges

IDS Life makes contractual assurances to the Fund that possible future adverse changes in administrative expenses and mortality experience of the annuitants and beneficiaries will not affect the Fund. The mortality and expense assurance fee paid to IDS Life is computed daily and is equal on an annual basis to 1 percent of the average daily net assets of the Fund.

Charges by IDS Life for its sales and administrative services applicable to the variable annuity contracts amounted to $83,784 for the six months ended June 30, 1997 and $167,677 for the year ended Dec. 31, 1996. Such charges are not an expense of the Fund. They are deducted from contract purchase payments and are not included in the net contract purchase payments to the Fund.

3. Investment management agreement

The Fund has an Investment Management Agreement with IDS Life. For its services, IDS Life is paid a fee based on the aggregate average daily net assets of the Fund. The investment management fee paid to IDS Life is computed daily and is equal on an annual basis to 0.4 percent of the average daily net assets of the Fund.

In addition to paying its own management fee, the Fund also pays all brokerage commissions and charges in the purchase and sale of assets. Brokerage charges are paid to IDS Life for reimbursement of charges incurred in the purchase and sale of foreign securities.

4. Security transactions and basis for determining realized gain and loss

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $117,987,156 and $159,383,454 for the six months ended June 30, 1997. Net realized gain on investments has been determined on the basis of identified costs.

Brokerage commissions paid to brokers affiliated with IDS Life were $1,356 for the six months ended June 30, 1997.

5. Accumulation units

The changes in number of outstanding units applicable to contracts in the accumulation period were as follows:
                                                 Six months ended    Year ended
                                                    June 30, 1997 Dec. 31, 1996
================================================================================
Units outstanding at beginning of period.............  32,644,907   36,471,678
Additions for contract purchase payments and repayments   110,881      248,900
Net transfers from (to) fixed annuities................  (183,837)     (20,106)
Deductions for contract terminations and withdrawals...(1,128,713)  (4,055,565)
================================================================================
Units outstanding at end of period.....................31,443,238    32,644,907
================================================================================

6. Financial highlights

The table below shows certain important financial information for evaluating the Fund's results.

                                                           Fiscal period ended Dec. 31,

                                                   1997(a)  1996     1995     1994      1993      1992
===========================================================================================================================
Accumulation unit value at beginning of period   $20.26   $16.55   $12.18   $12.69    $11.60    $10.87
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)................       (.06)    (.09)    (.03)     .03      (.02)     (.03)
Net gains (losses) on securities, both realized
and unrealized..............................       3.45     3.80     4.40     (.54)     1.11       .76
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations............       3.39     3.71     4.37     (.51)     1.09       .73
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at end of period....     $23.65   $20.26   $16.55   $12.18    $12.69    $11.60
===========================================================================================================================
Total return(b).............................      16.73%   22.42%   35.88%   (4.00%)    9.42%     6.72%
===========================================================================================================================
Ratios/supplemental data
Total contract owner's equity at end of period
(000 omitted)...............................   $757,799 $673,907 $613,941 $494,520  $534,556  $506,150
Ratio of operating expenses to average net assets  1.40%(c) 1.41%    1.40%    1.40%     1.40%     1.40%
Ratio of net investment income (loss) to average
net assets..................................       (.63%)(c)(.50%)   (.19%)    .25%     (.17%)    (.28%)
Portfolio turnover rate.....................         18%      12%      44%      61%       64%       74%
Average brokerage commission rate(d)........   $  .0514$   .0548       --       --        --        --
===========================================================================================================================

a Six months ended June 30, 1997 (Unaudited).
b Total return does not reflect payment of a sales charge.
c Adjusted to an annual basis.
d Effective fiscal year 1996, the Fund is required to disclose an average brokerage commission rate per share for security trades on which commissions are charged. The comparability of this information may be affected by the fact that commission rates per share vary significantly among foreign countries.

The foregoing table pertains to accumulation units only. There are two kinds of units. As long as contract owners are paying into the Fund they are called
"accumulation" units. When contract owners begin to receive the annuity, they change to "annuity" units.

The value of an annuity unit (assuming a 3.5 percent  investment rate) was $8.93 as of June 30, 1997, $7.78 as of Dec. 31, 1996, $6.58 as of Dec. 31, 1995, $5.02
as of Dec.  31,  1994,  $5.41 as of Dec. 31, 1993 and $5.11 as of Dec. 31, 1992.
The value of an annuity unit (assuming a 5 percent investment rate) was $5.94 as of June 30, 1997, $5.21 as of Dec. 31, 1996, $4.47 as of Dec. 31, 1995, $3.46 as
of Dec. 31, 1994, $3.78 as of Dec. 31, 1993 and $3.63 as of Dec. 31, 1992.

IDSLife Variable Annuity Fund B

Investments in securities, June 30, 1997 (Unaudited)

(Percentages represent value of investments compared to total net assets)

Common stocks (95.6%)
Issuer                                Shares        Value(a)

Aerospace & defense (1.3%)
Boeing.............................. 180,000     $ 9,551,250

Airlines (0.7%)
Northwest Airlines.................. 150,000(b)    5,456,250
Banks and savings & loans (2.4%)
Washington Mutual................... 300,000      17,925,000
First Chicago NBD...................      50           3,025
                                                  17,928,025
Beverages & tobacco (3.5%)
Coca-Cola........................... 399,200      26,946,000

Building materials & construction (1.8%)
Tyco Intl........................... 200,000      13,912,500

Chemicals (1.9%)
USA Waste Service................... 380,000(b)   14,677,500

Communications equipment & services (7.3%)
ADC Telecommunications.............. 360,000(b)   12,015,000
Andrew.............................. 357,425(b)   10,052,578
Tellabs............................. 600,000(b)   33,525,000
                                                  55,592,578
Computers & office equipment (21.4%)
Cisco Systems....................... 440,000(b)   29,535,000
Compaq Computer..................... 200,000(b)   19,850,000
First Data.......................... 346,588      15,228,210
Hewlett-Packard..................... 200,000      11,200,000
Ikon Office Solutions............... 300,000       7,481,250
Microsoft........................... 160,000(b)   20,220,000
Oracle.............................. 681,000(b)   34,305,375
Parametric Technology............... 303,600(b)   12,921,975
Solectron........................... 160,000(b)   11,200,000
                                                 161,941,810
Electronics (5.6%)
Applied Materials................... 217,600(b)   15,408,800
Intel............................... 125,000      17,726,563
Maxim Intergrated Products.......... 160,000(b)    9,100,000
                                                  42,235,363
Energy equipment & services (2.5%)
Schlumberger........................ 150,000      18,750,000

Financial services (9.1%)
Associates First Capital Cl A....... 200,000      11,100,000
Franklin Resources.................. 200,000      14,512,500
Green Tree Financial................  58,500       2,084,063
Merrill Lynch....................... 320,000      19,080,000
Providian........................... 300,000      18,918,750
Travelers Group..................... 102,700       3,299,237
                                                  68,994,550
Health care (14.8%)
Amgen............................... 120,000       6,975,000
Boston Scientific................... 260,000(b)   15,973,750
Guidant............................. 200,000      17,000,000
Johnson & Johnson................... 170,000      10,943,750
Medtronic........................... 400,000      32,400,000
Pfizer.............................. 240,000      28,680,000
                                                 111,972,500
Health care services (6.9%)
HealthCare COMPARE.................. 300,000(b)   15,712,500
HEALTHSOUTH........................1,074,800(b)   26,802,825
Service Corp Intl................... 290,000       9,533,750
                                                  52,049,075
Industrial equipment & services (4.7%)
Caterpillar......................... 180,000      19,327,500
Deere & Co.......................... 294,000      16,133,250
                                                  35,460,750
Insurance (0.5%)
Risk Capital Holdings............... 172,600(b)    3,624,600

Leisure time & entertainment (2.0%)
Mattel.............................. 450,000      15,243,750

Metals (0.5%)
Nucor...............................  65,000       3,721,250

Textiles & apparel (1.5%)
Nike Cl B........................... 200,000      11,675,000

Utilities -- telephone (2.2%)
WorldCom............................ 525,000(b)   16,800,000

Foreign (5.0%)(c)
Danka Business Systems ADR.......... 350,000      14,306,250
Ericsson (LM) ADR................... 600,000      23,625,000
                                                  37,931,250
Total common stocks
(Cost: $334,619,441)..........................  $724,464,001

Short-term securities (4.4%)
                        Annualized
                          yield on      Amount
                           date of  payable at
Issuer                    purchase    maturity      Value(a)
U.S. government agencies (1.1%)
Federal Home Loan Bank Disc Nt
   07-24-97...........        5.43% $  800,000   $   797,235
Federal Natl Mtge Assn Disc Nts
   07-14-97...........        5.44   1,900,000     1,896,281
   08-11-97...........        5.44   5,800,000     5,764,264
                                                   8,457,780
Commercial paper (3.3%)
Abbott Laboratories
   07-14-97...........        5.52   1,200,000     1,197,617
Associates Corp North America
   07-29-97...........        5.56   2,200,000     2,190,521
Bell Atlantic
   07-11-97...........        5.51   4,100,000     4,093,736
   07-15-97...........        5.54   2,000,000     1,995,699
Gannett
   07-18-97...........        5.53   4,500,000     4,488,291
Kellogg
   07-28-97...........        5.54   4,800,000     4,780,164
Paccar Financial
   07-21-97...........        5.53     600,000       598,163
UBS Finance (Delaware)
   07-14-97...........        5.54   3,500,000     3,493,023
USAA Capital
   08-05-97...........        5.57   2,200,000     2,188,151
                                                  25,025,365
Total short-term securities
(Cost: $33,483,145)........................... $  33,483,145
Total investments in securities
(Cost: $368,102,586)(d).......................  $757,947,146


(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Non-income producing.
(c) Foreign security values are stated in U.S. dollars.
(d) At June 30, 1997, the cost of securities for federal income tax purposes was approximately $368,103,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation.................... $391,928,000
    Unrealized depreciation....................   (2,084,000)
                                                  ----------
    Net unrealized appreciation................ $389,844,000
                                                ============

See accompanying notes to investments in securities.

IDSLife Variable Annuity Fund B

Managers and Officers

Board of Managers

Richard W. Kling
president, IDSLife Insurance Company

Carl N. Platou
president emeritus, Fairview Hospital
and Healthcare Services

Edward Landes
retired, former development consultant

Gordon H. Ritz
president, Con Rad Broadcasting Corp.

Principal Officers

Richard W. Kling
chairman of the board and president

Morris Goodwin, Jr.
vice president and treasurer

Lorraine R. Hart
vice president, investments

Jeffrey S. Horton
vice president and controller

William A. Stoltzmann
general counsel and assistant secretary

Timothy S. Meehan
secretary

Additional Information

The investment objective of IDSLife Variable Annuity Fund B is to invest in securities that offer opportunities for long-term capital appreciation consistent with accumulating Fund value and providing annuity payments under variable annuity contracts issued by IDSLife.

There is a sales and administrative charge to the contract owner included in the purchase payment.

This report is for the information of contract owners of IDSLife Variable Annuity Fund B, but it may be used as sales literature when preceded or accompanied by the current prospectus. For details and other material information, see the current prospectus.

Issuer and Investment Manager:
IDSLife Insurance Company,
Minneapolis, Minn.

Custodian:
American Express Trust Company
Minneapolis, Minn.

Sub-Custodian:
First Bank National Association
St. Paul, Minn.

IDS Life
Variable
Annuity
Fund B

IDS Life Insurance Company
IDS Tower 10
Minneapolis, MN 55440-0010